Acquisitions (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition
The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)
KGS
Securities – trading	5,193
Securities borrowed or purchased under resale agreements	5,669
Goodwill and intangible assets	108
Other assets	583
Total assets	11,553
Securities lent or sold under repurchase agreements	9,563
Securities sold but not yet purchased	1,431
Other liabilities	163
Purchase price	396

The	purchase price allocation for KGS has been completed.